Capital Stock (Stock Option Activity) (Details) - $ / shares	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Number of Options
Equity Available for Grant, Beginning Balance	20,000	1,025,000	1,025,000	1,100,000
Equity Available for Grant, Increase in authorized shares				1,500,000
Equity Available for Grant, Restricted common stock issued for consulting services under the plan				(515,000)
Equity Available for Grant, Granted			(2,800,000)	(1,360,000)
Equity Available for Grant, Removed from plan			515,000	0
Equity Available for Grant, Forfeited			1,280,000	300,000
Equity Available for Grant, Ending Balance			20,000	1,025,000
Number of Options, Beginning Balance	3,480,000	1,960,000	1,960,000	900,000
Number of Options, Granted	0	2,106,000	2,800,000	1,360,000
Number of Options, Exercised	0		0	0
Number of Options, Forfeited	0		(1,280,000)	(300,000)
Number of Options, Ending Balance	3,480,000		3,480,000	1,960,000
Weighted Average Exercise Price
Weighted average exercise price of shares outstanding (in dollars per share)	$ 0.74		$ 0.74	$ 1.17
Weighted average exercise price, granted (in dollars per share)	$ 0.74		$ 0.52	$ 1.00